Notes Payable (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total notes payable to advisor	$ 1,588,998	$ 2,179,792	$ 2,276,693
Less current portion	(186,076)	(670,527)	(747,778)
Long-term portion of notes payable	1,402,922	1,509,265	1,528,915
Bank Loan, due April 30, 2014
Bank Loan, due	47,211	60,986	98,122
Authority Loan No. 1, due September 1, 2015
Authority Loan	741,787	741,788	956,071
Authority Loan No. 2, due August 1, 2018
Authority Loan	750,000	750,000	750,000
Notes payable to advisor, due March 16, 2013
Total notes payable to advisor	0	131,500	172,500
Note payable to advisor, due July 1, 2013
Total notes payable to advisor	0	300,000	300,000
Note payable due August 6, 2013
Total notes payable to advisor	0	107,518	0
Note payable to advisor, due February 8, 2013
Total notes payable to advisor	0	38,000	0
Note payable due June 1, 2013
Total notes payable to advisor	$ 50,000	$ 50,000	$ 0